Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts	$ 72	$ 275	$ 25
Temporary equity, par value	$ 0.01	$ 0.01
Temporary equity, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	4,194,111	4,075,257	3,932,370
Common stock, shares outstanding	4,174,447	4,055,593	3,920,589
Treasury stock, shares	19,664	19,664	11,781
Series B Preferred Stock [Member]
Temporary equity, shares issued	47,000	47,000	47,000
Temporary equity, shares outstanding	47,000	47,000	47,000
Series A Preferred Stock [Member]
Temporary equity, shares issued		270	270
Temporary equity, shares outstanding		270	270